Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash And Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents
	December 31,
	2021	2020
	£000s	£000s
Cash at bank and in hand	73,537	12,449
Short term bank deposits	-	15,000
Total Cash and cash equivalents	73,537	27,449